OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER OPERATING INCOME

NOTE 27 — OTHER OPERATING INCOME

For the years ended December 31, 2025, 2024 and 2023, other operating income consists of:

	Years Ended December 31,
	2025	2024	2023

Other Income	$239,884	$24,517	$30,164
Cancellation Fee	18,002	-	-
	$257,886	$24,517	$30,164